Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 34,295,114	$ 60,094,661
Sales Percentage	100.00%	100.00%
Mainland China [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 33,524,738	$ 55,034,541
Sales Percentage	98.00%	92.00%
Hong Kong and Taiwan [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 761,136	$ 5,060,120
Sales Percentage	2.00%	8.00%
Southeast Asia [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 9,240
Sales Percentage